Intangible and goodwill, net - Summary of movement of intangible assets and cumulative amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	S/ 1,633,202
Ending balance	1,687,120	S/ 1,633,202
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,698,486	1,908,144	S/ 1,748,222
Acquisition of Izipay		569,850
Additions	280,388	227,270	170,528
Disposals and write-offs	(3,842)	(6,778)	(10,606)
Ending balance	2,975,032	2,698,486	1,908,144
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,065,284)	(863,395)	(705,637)
Amortization of the year	(223,015)	(202,401)	(157,758)
Disposals and write-offs	387	512
Ending balance	(1,287,912)	(1,065,284)	(863,395)
Net book value	1,687,120	1,633,202	S/ 1,044,749
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,305,807
Additions	189,444
Transfers	105,019
Ending balance	1,600,270	1,305,807
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(942,142)
Amortization of the year	(183,981)
Ending balance	(1,126,123)	(942,142)
Net book value	474,147
In Transit Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	206,420
Additions	85,575
Transfers	(104,979)
Ending balance	187,016	206,420
In Transit Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	187,016
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	110,042
Ending balance	110,042	110,042
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(8,253)
Amortization of the year	(11,004)
Ending balance	(19,257)	(8,253)
Net book value	90,785
Brand names [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	82,546
Ending balance	82,546	82,546
Brand names [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	82,546
Technology-based intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	97,016
Ending balance	97,016	97,016
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,276)
Amortization of the year	(9,702)
Ending balance	(16,978)	(7,276)
Net book value	80,038
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	227,580
Additions	5,369
Transfers	(40)
Disposals and write-offs	(3,842)
Ending balance	229,067	227,580
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(107,613)
Amortization of the year	(18,328)
Disposals and write-offs	387
Ending balance	(125,554)	(107,613)
Net book value	103,513
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	669,075
Ending balance	669,075	S/ 669,075
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	S/ 669,075